SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, ¥ in Thousands			1 Months Ended		12 Months Ended
	Dec. 11, 2015 $ / shares	Aug. 10, 2015 USD ($) $ / shares	Sep. 30, 2015 CNY (¥)	Jan. 27, 2015 shares	Dec. 31, 2018 shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2017 shares
Consideration to repurchase shares | $							$ 4,542	$ 3,111
Shares repurchased						967,408	967,408	614,033
Amount of dividend paid | ¥			¥ 288,157			¥ 285,829
Special dividend per share | $ / shares	$ 0.33
Ordinary shares [Member]
Shares repurchased						2,902,224	2,902,224	1,842,099
American Depositary Shares [Member]
Consideration to repurchase shares | $		$ 20,000,000
American Depositary Shares [Member] | Maximum [Member]
Price per share | $ / shares		$ 7.99
Common Class A [Member]
Conversion of Stock, Shares Converted				45,787,948	45,787,948
Common Stock, Shares, Outstanding					84,390,429				130,091,977
Common Class B [Member]
Conversion of Stock, Shares Issued				45,787,948	45,787,948
Common Stock, Shares, Outstanding					45,787,948				0